Long-Term Equity Investment, Net (Details) - CNY (¥) ¥ in Thousands					2 Months Ended	12 Months Ended
	Aug. 12, 2024	Feb. 10, 2023	Sep. 05, 2018	Jul. 07, 2018	Sep. 05, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-Term Equity Investment, Net [Line Items]
Shares newly issued (in Shares)	5,625	375
Consideration price						¥ 88,560	¥ 46,632	¥ 3,135
Equity interests consideration amount				¥ 32,000
Other than temporary impairment loss						¥ 1,000	¥ 3,000	¥ 8,000	¥ 26,000		¥ 16,000
Haofangtong [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage			7.00%	26.00%	7.00%
Shares newly issued (in Shares)				4,029,543	4,029,543
Consideration price			¥ 56,000	¥ 56,000
Number of option to purchase shares (in Shares)				10,937,339
Equity method investment Existing shareholders			¥ 32,000		¥ 32,000
Haofangtong [Member] | Newly Issue Shares [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage			7.00%	7.00%	7.00%
Haofangtong [Member] | Purchase Option [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage			19.00%	19.00%	19.00%	7.00%